Fair Value of Financial Instruments - Financial Instruments Outstanding (Details) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Estimated fair values of financial instruments
Cash and cash equivalents, cost	$ 2,784	$ 8,766	$ 10,008	$ 5,640	$ 3,110	$ 4,364
Cash and cash equivalents, fair value	$ 2,784	8,766		5,640
Short-term investments.
Estimated fair values of financial instruments
Total		1,002		14,614
Unrealized Losses				16
Fair Value		1,002		14,598
Short-term investments. | U.S. government-sponsored enterprise bonds
Estimated fair values of financial instruments
Total		762		6,243
Fair Value		762		6,243
Short-term investments. | Municipal Bonds
Estimated fair values of financial instruments
Total				200
Fair Value				200
Short-term investments. | Corporate notes
Estimated fair values of financial instruments
Total		240		8,171
Unrealized Losses				16
Fair Value		$ 240		$ 8,155